Pension and Other Postretirement Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Schedule of Defined Benefit Plans Disclosures
The information below include amounts calculated based on benefit obligation and asset valuation measurement dates of December 31, 2013 and 2012.

	Pension Benefits		Other Benefits
	2013	2012	2013	2012
Change in benefit obligations:
Benefit obligations at beginning of year	$3,759.4	$3,539.5	$602.0	$713.2
Service cost	2.4	3.2	4.7	4.6
Interest cost	138.8	160.2	21.0	31.5
Plan participants’ contributions	—	—	27.0	28.9
Actuarial loss (gain)	(214.8)	364.2	(54.3)	35.9
Amendments	6.0	3.5	—	(87.4)
Contributions to Butler and Zanesville retirees’ VEBA trusts	—	—	(30.8)	(31.7)
Benefits paid	(311.4)	(311.3)	(95.6)	(101.4)
Medicare subsidy reimbursement received	—	—	5.2	8.4
Foreign currency exchange rate changes	0.2	0.1	—	—
Benefit obligations at end of year	$3,380.6	$3,759.4	$479.2	$602.0

Change in plan assets:
Fair value of plan assets at beginning of year	$2,591.1	$2,377.9	$—	$—
Actual gain on plan assets	337.7	347.8	—	—
Employer contributions	191.1	176.7	63.4	64.1
Plan participants’ contributions	—	—	27.0	28.9
Benefits paid	(311.4)	(311.3)	(95.6)	(101.4)
Medicare subsidy reimbursement received	—	—	5.2	8.4
Fair value of plan assets at end of year	$2,808.5	$2,591.1	$—	$—
Funded status	$(572.1)	$(1,168.3)	$(479.2)	$(602.0)

Amounts recognized in the consolidated balance sheets:
Current liabilities	$(17.5)	$(5.7)	$(68.4)	$(102.9)
Noncurrent liabilities	(554.6)	(1,162.6)	(410.8)	(499.1)
Total	$(572.1)	$(1,168.3)	$(479.2)	$(602.0)

Amounts recognized in accumulated other comprehensive income, before tax:
Actuarial loss (gain)	$(16.7)	$374.2	$(19.8)	$36.8
Prior service cost (credit)	18.5	16.3	(318.4)	(398.4)
Total	$1.8	$390.5	$(338.2)	$(361.6)

Schedule of Assumptions Used
Assumptions used to value benefit obligations and determine pension and OPEB expense (income) are as follows:

	Pension Benefits			Other Benefits
	2013	2012	2011	2013	2012	2011
Assumptions used to determine benefit obligations at December 31:
Discount rate	4.53%	3.85%	4.74%	4.48%	3.77%	4.72%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Subsequent year healthcare cost trend rate				7.00%	7.50%	7.50%
Ultimate healthcare cost trend rate				4.50%	4.50%	4.50%
Year ultimate healthcare cost trend rate begins				2019	2019	2018

Assumptions used to determine pension and OPEB expense (income) for the year ended December 31:
Discount rate	3.85%	4.74%	5.36%	3.77%	4.72%	5.18%
Expected return on plan assets	7.25%	8.00%	8.50%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

Schedule of Change in Assumed Health Care Cost Trend Rates
As of December 31, 2013, a one-percentage-point change in the assumed healthcare cost trend rates would have the following effects:

	One Percentage Point
	Increase	Decrease
Effect on total service cost and interest cost components	$0.1	$(0.1)
Effect on postretirement benefit obligation	3.3	(3.2)

Schedule of Expected Benefit Payments
The following presents estimated future benefit payments to beneficiaries:

	Pension Plans	Other Benefits (a)	Medicare Subsidy (a)
2014	$315.6	$70.7	$(5.4)
2015	299.1	49.3	(3.7)
2016	281.5	44.6	(3.4)
2017	299.0	41.9	(3.4)
2018	261.1	39.8	(3.3)
2019 through 2023	1,179.5	171.8	(15.9)

(a)
The amounts shown do not include the lump sum payments to the VEBA trust related to the Zanesville Retiree Settlement.  These amounts reflect the fact that the Company will have eliminated its OPEB liability related to the group of retirees covered by the Butler Retiree Settlement after 2014 and the Zanesville Retiree Settlement after 2015.

Schedule of Plan Assets
The following table sets forth by level within the fair value hierarchy a summary of the plan’s investments measured at fair value on a recurring basis at December 31, 2013 and 2012. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. See Note 15 for more information on the determination of fair value.

	Quoted Prices in Active Markets for Identical Assets		Significant Other Observable Inputs		Significant Unobservable Inputs
	(Level 1)		(Level 2)		(Level 3)		Total
	2013	2012	2013	2012	2013	2012	2013	2012
Equity Investments:
U.S. securities	$176.6	$108.1	$—	$—	$—	$—	$176.6	$108.1
U.S. common/collective trusts	—	—	840.5	808.3	—	—	840.5	808.3
EAFE common/collective trusts	—	—	277.6	256.8	—	—	277.6	256.8
Emerging market securities	79.4	60.9	—	—	—	—	79.4	60.9
Emerging market common/collective trusts	—	—	128.1	134.7	—	—	128.1	134.7
Global investments	—	—	230.8	187.1	—	—	230.8	187.1

Fixed Income Investments:
U.S. investment-grade corporate common/collective trusts	—	—	378.4	333.4	—	—	378.4	333.4
U.S. treasuries common/collective trusts	—	—	88.1	98.4	—	—	88.1	98.4
Mortgage-backed common/collective trusts	—	—	20.5	15.6	—	—	20.5	15.6
Global investments	—	—	350.8	359.6	—	—	350.8	359.6
U.S. high-yield corporate securities	—	—	191.6	175.0	—	—	191.6	175.0

Other Investments:
Private equity funds (a)	—	—	—	—	0.6	3.2	0.6	3.2

Cash and cash equivalents	45.5	50.0	—	—	—	—	45.5	50.0
Total	$301.5	$219.0	$2,506.4	$2,368.9	$0.6	$3.2	$2,808.5	$2,591.1

(a)	Consists of private equity funds that have no remaining capital commitments due from the Company.

Schedule of Changes in Plan Assets for Level 3 Assets
The following sets forth activity for Level 3 assets for 2013 and 2012:

Level 3 Assets	Private Equity Funds
December 31, 2011	$2.5
Unrealized gains	1.3
Distribution to master pension trust	(0.6)
December 31, 2012	$3.2
Distribution to master pension trust	(2.6)
December 31, 2013	$0.6

Schedule of Net Benefit Costs
Net periodic benefit cost (income) for pension and other postretirement benefits were as follows:

	Three Months Ended March 31,
	2014	2013
Pension Benefits
Service cost	$0.4	$0.6
Interest cost	36.7	34.7
Expected return on assets	(50.7)	(45.9)
Amortization of prior service cost	1.0	0.9
Amortization of (gain) loss	(0.5)	6.8
Net periodic benefit cost (income)	$(13.1)	$(2.9)

Other Postretirement Benefits
Service cost	$1.0	$1.2
Interest cost	5.0	5.3
Amortization of prior service cost (credit)	(18.3)	(20.0)
Amortization of (gain) loss	(0.3)	0.5
Net periodic benefit cost (income)	$(12.6)	$(13.0)

The components of pension and OPEB expense (income) for the years 2013, 2012 and 2011 are as follows:

	Pension Benefits			Other Benefits
	2013	2012	2011	2013	2012	2011
Components of pension and OPEB expense (income):
Service cost	$2.4	$3.2	$3.2	$4.7	$4.6	$4.2
Interest cost	138.8	160.2	180.8	21.0	31.5	37.9
Expected return on plan assets	(184.5)	(188.3)	(207.5)	—	—	—
Amortization of prior service cost (credit)	3.8	3.8	4.0	(80.0)	(77.4)	(76.6)
Reversal of prior amortization related to Zanesville and Butler Retiree Settlements	—	—	—	—	2.5	14.2
Recognized net actuarial loss (gain):
Annual amortization	23.6	24.5	18.8	2.4	0.1	(1.0)
Pension corridor charge	—	157.3	268.1	—	—	—
Settlement gain	(0.8)	—	—	—	—	(14.0)
Pension and OPEB expense (income)	$(16.7)	$160.7	$267.4	$(51.9)	$(38.7)	$(35.3)

Schedule of Multiemployer Plans
The Company’s participation in these plans for the years ended December 31, 2013, 2012 and 2011, is outlined in the table below. The Company does not provide more than five percent of the total contributions to any multiemployer plan. Forms 5500 are not yet available for plan years ending in 2013.

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status (a)		FIP/RP Status Pending/Implemented (b)	Contributions			Surcharge Imposed (c)	Expiration Date of Collective Bargaining Agreement
		2013	2012		2013	2012	2011
Steelworkers Pension Trust	23-6648508/499	Green	Green	No	$7.3	$7.0	$7.2	No	3/31/2014 to 3/1/2015 (d)
IAM National Pension Fund’s National Pension Plan	51-6031295/002	Green	Green	No	14.8	12.6	12.3	No	9/15/2014 to 10/1/2016 (e)
Other (f)					—	—	0.5
					$22.1	$19.6	$20.0

(a)
The most recent Pension Protection Act zone status available in 2013 and 2012 is for each plan’s year-end at December 31, 2012 and 2011, respectively. The zone status is based on information that the Company received from the plan and is certified by the plan’s actuary. Generally, plans in the red zone are less than 65% funded, plans in the yellow zone are between 65% and 80% funded, and plans in the green zone are at least 80% funded. The Steelworkers Pension Trust and IAM National Pension Fund’s National Pension Plan elected funding relief under section 431(b)(8) of the Internal Revenue Code and section 304(b)(8) of the Employment Retirement Income Security Act of 1974 (ERISA). This election allows those plans’ investment losses for the plan year ended December 31, 2008, to be amortized over 29 years for funding purposes.

(b)
The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented, as defined by ERISA.

(c)	The surcharge represents an additional required contribution due as a result of the critical funding status of the plan.

(d)
The Company or its AK Tube subsidiary is a party to three collective bargaining agreements (at its Ashland Works, Mansfield Works and at the AK Tube Walbridge plant) that require contributions to the Steelworkers Pension Trust. The labor contract for approximately 280 hourly employees at Mansfield Works expires on March 31, 2014. The labor contract for approximately 90 hourly employees at the AK Tube Walbridge, OH plant expires January 22, 2015. The labor contract for approximately 820 hourly employees at the Ashland Works expires on March 1, 2015.

(e)
The Company is a party to three collective bargaining agreements (at its Middletown Works, Zanesville Works and Butler Works) that require contributions to the IAM National Pension Fund’s National Pension Plan. The labor contract for approximately 1,650 hourly employees at Middletown Works expires on September 15, 2014. The labor contract for approximately 160 hourly employees at Zanesville Works expires on May 20, 2015. The labor contract for approximately 1,200 hourly employees at Butler Works expires on October 1, 2016.

(f)
The Company was a party to a collective bargaining agreement at its former Ashland coke plant that required contributions to the PACE Industry Union-Management Pension Fund. The Company has now withdrawn from this plan and paid the withdrawal liability of $1.8 in 2012.